Fair Value Measurements - Warrants (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 16, 2021	Dec. 31, 2020	Jun. 16, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 110,350	$ 110,350
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	156,187
Warrant liability acquired		193,978
Change in valuation inputs or other assumptions	(45,837)	(83,628)
Fair value, end of period	110,350	110,350
Warrant liability	$ 110,350	110,350		$ 0
Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Remaining maturity	5 years
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 79,375
Warrant liability acquired		100,750
Change in valuation inputs or other assumptions	(25,375)	(46,750)
Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	56,350	56,350
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	76,812
Warrant liability acquired		93,228
Change in valuation inputs or other assumptions	(20,462)	(36,878)
Fair value, end of period	56,350	56,350
Level 1 | Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Warrant liability	54,000	54,000	$ 100,800
Level 3 | Private Placement Warrant
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Warrant liability	56,400	56,400			$ 93,200
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	110,350	110,350		0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Fair value, end of period	110,350	110,350
Recurring Basis | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	54,000	54,000		0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Fair value, end of period	54,000	54,000
Recurring Basis | Level 3 | Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	56,350	56,350		$ 0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Fair value, end of period	$ 56,350	$ 56,350